Other Comprehensive Income (Loss) (Details) - Schedule of Other Comprehensive Income (Loss) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	$ 47,994,376	$ 41,800,068
Items that can be recycled to profit and loss:
Balance	49,805,465	47,994,376
Conversion translation adjustment on foreign subsidiaries [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	30,825	1,288,278
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(2,659,039)	(1,257,453)
Balance	2,628,214	30,825
Other equity instruments [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(317,267)
Items that can be recycled to profit and loss:
Balance	(28,197)	(317,267)
Items that will not be recycled to profit and loss:
Other equity instruments	289,070	317,267
Other equity instruments	(289,070)	(317,267)
Accumulated other comprehensive income [member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(286,442)	1,288,278
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(2,659,039)	(1,257,453)
Balance	(2,656,411)	(286,442)
Items that will not be recycled to profit and loss:
Other equity instruments	289,070	317,267
Other equity instruments	$ (289,070)	$ (317,267)